CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Tables)	6 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major customers

Details of customers accounting for 10% or more of the Company’s net revenues are as follows:

	For the Six Months Ended December 31,
	2025		2024
	(Unaudited)		(Unaudited)
Customer A	$-	-	1,666,092	35.3%
Customer B	-	-	967,876	20.5%
Customer C	2,713,159	43.2%	$-	-
Customer D	991,454	15.8%	-	-
Customer E	745,053	11.9%	-	-
Total	$4,449,666	70.9%	$2,633,968	55.8%

Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	December 31,		June 30,
	2025		2025
	(Unaudited)
Customer C	$3,099,020	17.8%	$-	-%
Total	$3,099,020	17.8%	$-	-%

Major suppliers

As of December 31, 2025 and June 30, 2025, no supplier accounted for more than 10% of the Company’s total purchases.

Details of vendors which accounted for 10% or more of the Company’s accounts payable are as follows

	December 31,		June 30,
	2025		2025
	(Unaudited)
Vendor A	$2,281,391	33.9%	$-	-%
Total	$2,281,391	33.9%	$-	-%